Collateral for crude oil exploration concession agreements (Detail) - Exploration and evaluation assets [member] $ in Millions	Jun. 30, 2018 USD ($)
Disclosure Of Collateral [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,938
Collateral for crude oil exploration concession agreements, amount still in force	835
Crude Oil Reserves [member]
Disclosure Of Collateral [Line Items]
Amount pledged on collateral	702
Bank Guarantees [member]
Disclosure Of Collateral [Line Items]
Amount pledged on collateral	$ 133